Income taxes - Reconciliation of the effective income tax rate (Detail)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax [Abstract]
Effective statutory tax rate		31.00%	31.00%	31.00%
Changes in deferred tax valuation allowances	[1]	18.00%	8.70%	(0.30%)
Additional taxable income		1.00%	0.70%	0.60%
Non-deductible expenses		5.10%	7.10%	2.90%
Non-taxable income	[2]	(2.90%)	(4.50%)	(23.50%)
Dividends from foreign subsidiaries		0.00%	0.00%	0.10%
Tax effect of undistributed earnings of foreign subsidiaries		0.10%	0.00%	0.20%
Different tax rate applicable to income (loss) of foreign subsidiaries		0.00%	(4.00%)	(0.90%)
Effect of changes in foreign tax laws	[1]	(14.40%)	1.10%	(0.90%)
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates	[3]	0.00%	(8.70%)	(0.10%)
Other		(2.60%)	(0.90%)	2.50%
Effective tax rate		35.30%	30.50%	11.60%

[1]	Finance Act 2021, enacted on June 10, 2021, increases the headline U.K. corporation tax rate from 19% to 25% on April 1, 2023. Deferred tax assets and liabilities as of the balance sheet date are calculated by reference to the most appropriate enacted rates as of March 31, 2022. As a result of the change in closing deferred tax rate, Nomura recognized a movement in Effect of changes in foreign tax laws of ¥36 billion (which decreased Nomura’s effective tax rate by 16.0%), which was offset by a movement in Changes in deferred tax valuation allowances of ¥36 billion (which increased Nomura’s effective tax rate by 16.0%) during the year ended March 31, 2022.
[2]	Non-taxable income during the year ended March 31, 2020 includes approximately ¥53 billion of the tax effect from non-taxable dividend income from affiliated Nomura companies, including deemed dividend (which decreased Nomura’s effective tax rate by 21.2%).
[3]	Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates during the year ended March 31, 2021 of approximately ¥21 billion (which decreased Nomura’s effective tax rate by 9.1%) arises from the recognition of deferred tax assets from the decision and commitment of Nomura management to liquidate a certain wholly-owned subsidiary within Nomura in the foreseeable future. The valuation allowances of ¥3 billion have been recognized against these deferred tax assets, the impact of which are reported in Changes in deferred tax valuation allowances for the same period.